THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15
Prudential High Yield Fund
Prudential Short Duration High Yield Income Fund

Supplement dated April 6, 2018

to the Currently Effective Statement of Additional Information (SAI)

In Part I of the SAI, the section entitled “The Funds’ Portfolio Managers: Personal Investments and Financial Interests is hereby deleted, and the following new section is substituted:

THE FUNDS’ PORTFOLIO MANAGERS: PERSONAL INVESTMENTS AND FINANCIAL INTERESTS

The table below identifies the dollar value (in ranges) of investments beneficially held by, and financial interests awarded to, each portfolio manager, if any, in each Fund and in other investment accounts managed by, or which have an individual portion or sleeve managed by, each portfolio manager that utilize investment strategies, objectives and mandates similar to each Fund. Information shown below is as of each Fund’s most recently completed fiscal year, unless noted otherwise.

Prudential High Yield Fund: Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies*
PGIM Fixed Income	Robert Cignarella, CFA	$500,001 - $1 million
	Terence Wheat, CFA	$100,001 - $500,000
	Robert Spano, CFA, CPA	$100,001 - $500,000
	Ryan Kelly, CFA	$10,001 - $50,000
	Brian Clapp, CFA	$100,001 - $500,000
	Daniel Thorogood, CFA	$50,001 - $100,000

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include direct investment in the indicated Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the indicated Fund. “Other financial interests” are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. “Other Investment Accounts” in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. The dollar range of each Portfolio Manager’s direct investment in the Fund is as follows: Robert Cignarella: $500,001 - $1 million, Terence Wheat: None, Robert Spano: $100,001 - $500,000, Ryan Kelly: $10,001-$50,000, Brian Clapp: $100,001 - $500,000, Daniel Thorogood: None.

Prudential Short Duration High Yield Income Fund: Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies*
PGIM Fixed Income	Robert Cignarella, CFA	None
	Terence Wheat, CFA	$100,001 - $500,000
	Robert Spano, CFA, CPA	$50,001 - $100,000
	Ryan Kelly, CFA	None
	Brian Clapp, CFA	$100,001 - $500,000
	Daniel Thorogood, CFA	$50,001 - $100,000

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include direct investment in the indicated Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the indicated Fund. “Other financial interests” are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. “Other Investment Accounts” in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. The dollar range of each Portfolio Manager’s direct investment in the Fund is as follows: Robert Cignarella: None, Terence Wheat: None, Robert Spano: None, Ryan Kelly: None, Brian Clapp: $50,001 - $100,000, Daniel Thorogood: None.

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